Equity - Schedule of Distributions Made and Proposed (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock dividends
Approval date by Board of Directors	Oct. 21, 2025	Oct. 28, 2024	Nov. 07, 2023
Declared dividends per share to be paid in cash S/.	S/ 0.41	S/ 0.41	S/ 0.41
Declared dividends S/(000):	S/ 175,524	S/ 175,524	S/ 175,524